Fair Value Measurements (Details) - Schedule of the binomial model and Black-Scholes model - Black Scholes Model [Member] - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	May 16, 2019	Dec. 31, 2021	Dec. 31, 2020	May 16, 2019
Input
Share price	$ 11.16	$ 11.02	$ 10	$ 11.02	$ 10.54	$ 10
Risk-free interest rate	2.43%	1.21%	2.18%	1.21%	0.10%	2.18%
Volatility	49.00%	47.00%	55.00%	47.00%	45.00%	55.00%
Exercise price	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Warrant life	5 years	5 years	5 years	5 years	5 years	5 years